Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	₨ 1,737,103.7	$ 27,878.4	₨ 1,327,554.2
Time deposits	2,519,412.7	$ 40,433.5	2,025,828.4
Deposit in excess of Rs. 100000
Time Deposits [Line Items]
Time deposits	₨ 2,365,836.3		₨ 1,872,806.1